Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD First Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
Interest rate	4.83%
USD Second Lien Term Loan
Disclosure Of Financial Instruments [Line Items]
Interest rate	8.33%
Foreign Exchange Risk
Disclosure Of Financial Instruments [Line Items]
Effect of exchange rate on earnings before tax, percentage	10.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	interest rate cannot decrease below 4.50% and 8.00%
Description of sensitivity rate	100 basis points
Interest Rate Risk | USD First Lien Term Loan | Minimum
Disclosure Of Financial Instruments [Line Items]
Interest rate	4.50%
Interest Rate Risk | USD Second Lien Term Loan | Minimum
Disclosure Of Financial Instruments [Line Items]
Interest rate	8.00%
Credit risk [member]
Disclosure Of Financial Instruments [Line Items]
Allowance for doubtful accounts	$ 166,000	$ 309,000